Loans, borrowings, leases, cash and cash equivalents and short-term investments - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,736	$ 11,721	$ 13,487	$ 7,350
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,770	6,714
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,798	4,769
Other Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	168	238
Total Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,736	$ 11,721